Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table and Supporting Narrative for 2023
The following section contains information regarding “compensation actually paid” to our Named Executive Officers (NEOs) and the relationship between those amounts and certain company performance metrics.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($m)	Adjusted Book Value Per Share ($) (4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)
2023	17,140,688	4,970,732	7,093,600	2,206,884	144.72	132.83	(491)	25.70
2022	4,005,800	(3,035,560)	1,595,180	(1,184,433)	138.17	118.49	(195)	28.73
2021	4,020,800	23,148,168	1,609,800	9,009,475	169.78	132.50	(445)	31.77
2020	4,080,200	(769,780)	1,730,136	(204,230)	70.75	98.24	(578)	35.95

(1)	The Principal Executive Officer (“PEO”) for all four years is Mr. Fallon.

(2)	For 2020, 2021 and 2022 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile, Young and Harris. For 2023 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile and Young.

(3)	Peer Group used for TSR comparisons reflects the S&P Financials Index as used in Item 5 of our annual Form 10-K (total shareholder return comparison graph).

(4)
Our company-selected measure is Adjusted Book Value, a
non-GAAP
measurement calculated by management for certain internal purposes, removing and adding certain components of GAAP Book Value, as described further in the Results of Operations section of Item 7 of our annual Form
10-K.

(5)
To calculate “compensation actually paid” for our CEO and other NEOs, the “total pay” referenced in the Summary Compensation Table was adjusted only in the value of equity awards, since the Company does not have any actuarially valued pension arrangements and the value of the special dividend is included in the Summary Compensation Table pay. “Compensation actually paid” values for fiscal years 2020, 2021, and 2022 differ from those published in our March 23, 2023 Proxy Statement. These differences are a result of changes in our understanding of the assumptions and methodologies required under the SEC rule.

		PEO			Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	17,140,688	4,005,800	4,020,800	4,080,200	7,093,600	1,595,180	1,609,800	1,730,136
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,575,000	1,575,000	1,575,000	1,575,000	618,750	585,000	585,000	585,000
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	763,525	1,430,836	4,374,719	1,175,459	299,956	531,457	1,624,890	436,601

		PEO			Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(11,294,845)	(6,739,169)	16,277,426	(3,534,311)	(4,543,146)	(2,663,227)	6,339,552	(1,400,285)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(63,636)	(158,027)	50,223	(57,374)	(24,776)	(62,844)	20,234	(24,118)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	-	-	858,754	-	-	-	361,564
Compensation Actually Paid	4,970,732	(3,035,560)	23,148,168	(769,780)	2,206,884	(1,184,433)	9,009,475	(204,230)
No adjustments were required in respect of elements not shown in the table above. The equity awards included above comprise time-based and performance-based restricted stock. The fair values were calculated on each of the required measurement dates using assumptions derived based on criteria consistent with those used for grant date fair value calculations. The fair values of time-based restricted stock were

determined based on the closing price of the Company’s common stock on the vesting dates. The measurement date fair values of performance-based stock awards, prior to the end of the performance period, were determined using a Monte Carlo fair value simulation. On the final measurement date at the end of the performance period, the fair value was determined based on the approved payout factor multiplied by the closing price of the Company stock on that date. On the vesting date (following the conclusion of the performance period for performance-based restricted stock awards), the fair value is determined based on the approved payout factor multiplied by the closing price of the Company stock on that date.
The final payout factors for performance-based stock awards granted in years 2018, 2019, 2020 and 2021 are as follows: 0% of target, 176% of target, 92% of target and 118% of target, respectively.

Company Selected Measure Name	Adjusted Book Value
Named Executive Officers, Footnote	For 2020, 2021 and 2022 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile, Young and Harris. For 2023 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile and Young.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the S&P Financials Index as used in Item 5 of our annual Form 10-K (total shareholder return comparison graph).
PEO Total Compensation Amount	$ 17,140,688	$ 4,005,800	$ 4,020,800	$ 4,080,200
PEO Actually Paid Compensation Amount	$ 4,970,732	(3,035,560)	23,148,168	(769,780)
Adjustment To PEO Compensation, Footnote

		PEO			Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	17,140,688	4,005,800	4,020,800	4,080,200	7,093,600	1,595,180	1,609,800	1,730,136
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,575,000	1,575,000	1,575,000	1,575,000	618,750	585,000	585,000	585,000
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	763,525	1,430,836	4,374,719	1,175,459	299,956	531,457	1,624,890	436,601

		PEO			Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(11,294,845)	(6,739,169)	16,277,426	(3,534,311)	(4,543,146)	(2,663,227)	6,339,552	(1,400,285)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(63,636)	(158,027)	50,223	(57,374)	(24,776)	(62,844)	20,234	(24,118)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	-	-	858,754	-	-	-	361,564
Compensation Actually Paid	4,970,732	(3,035,560)	23,148,168	(769,780)	2,206,884	(1,184,433)	9,009,475	(204,230)

Non-PEO NEO Average Total Compensation Amount	$ 7,093,600	1,595,180	1,609,800	1,730,136
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,206,884	(1,184,433)	9,009,475	(204,230)
Adjustment to Non-PEO NEO Compensation Footnote

		PEO			Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	17,140,688	4,005,800	4,020,800	4,080,200	7,093,600	1,595,180	1,609,800	1,730,136
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,575,000	1,575,000	1,575,000	1,575,000	618,750	585,000	585,000	585,000
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	763,525	1,430,836	4,374,719	1,175,459	299,956	531,457	1,624,890	436,601

		PEO			Other NEO Average
Adjustments	2023	2022	2021	2020	2023	2022	2021	2020
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(11,294,845)	(6,739,169)	16,277,426	(3,534,311)	(4,543,146)	(2,663,227)	6,339,552	(1,400,285)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(63,636)	(158,027)	50,223	(57,374)	(24,776)	(62,844)	20,234	(24,118)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	-	-	858,754	-	-	-	361,564
Compensation Actually Paid	4,970,732	(3,035,560)	23,148,168	(769,780)	2,206,884	(1,184,433)	9,009,475	(204,230)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Measures
The following table lists the measures we believe are most important in linking compensation actually paid to company performance during 2023.

(1)	Total Shareholder Return
(2)	Adjusted Book Value
Only these two measures are identified because, per the relevant definition set forth by the SEC, it is just these two which are qualifying measures currently used in the Company’s executive compensation program. Further details on these measures and how they feature in our compensation program can be found in our Compensation Discussion & Analysis.

Total Shareholder Return Amount	$ 144.72	138.17	169.78	70.75
Peer Group Total Shareholder Return Amount	132.83	118.49	132.5	98.24
Net Income (Loss)	$ (491,000,000)	$ (195,000,000)	$ (445,000,000)	$ (578,000,000)
Company Selected Measure Amount	25.7	28.73	31.77	35.95
PEO Name	Mr. Fallon.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Book Value
Non-GAAP Measure Description	Our company-selected measure is Adjusted Book Value, a
non-GAAP
measurement calculated by management for certain internal purposes, removing and adding certain components of GAAP Book Value, as described further in the Results of Operations section of Item 7 of our annual Form
10-K.

PEO | Deduction for amount reported in "stock awards" column of the summary compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,575,000	$ 1,575,000	$ 1,575,000	$ 1,575,000
PEO | Addition of fair value at fiscal year (fy) end, of equity awards granted during the fy that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	763,525	1,430,836	4,374,719	1,175,459
PEO | Addition of change in fair value at fy end versus prior fy end for awards granted in prior fy that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,294,845)	(6,739,169)	16,277,426	(3,534,311)
PEO | Addition of change in fair value at vesting date versus prior fy end for awards granted in prior fy that vested during the fy
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,636)	(158,027)	50,223	(57,374)
PEO | Deduction of the fair value at the prior fy end for awards granted in prior fy that failed to meet their vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				858,754
Non-PEO NEO | Deduction for amount reported in "stock awards" column of the summary compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618,750	585,000	585,000	585,000
Non-PEO NEO | Addition of fair value at fiscal year (fy) end, of equity awards granted during the fy that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,956	531,457	1,624,890	436,601
Non-PEO NEO | Addition of change in fair value at fy end versus prior fy end for awards granted in prior fy that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,543,146)	(2,663,227)	6,339,552	(1,400,285)
Non-PEO NEO | Addition of change in fair value at vesting date versus prior fy end for awards granted in prior fy that vested during the fy
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,776)	$ (62,844)	$ 20,234	(24,118)
Non-PEO NEO | Deduction of the fair value at the prior fy end for awards granted in prior fy that failed to meet their vesting conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 361,564